Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, DC  20001

Telephone: (202) 661-7141
Facsimile: (202) 737-5184

May 1, 2014
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Morgan Creek Global Equity Long/Short Institutional Fund
File No: 811-22461

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Institutional Fund, a Delaware statutory trust (the “Fund”), is Amendment No. 10 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-2 of the Fund (the “registration statement”).  Certain disclosure of the Fund for the fiscal year ended March 31, 2014 will be added to the Prospectus and Statement of Additional Information in a subsequent post-effective amendment. We respectfully request that the subsequent post-effective amendment be declared effective by the Commission on June 30, 2014.

Please note that Amendment No. 10 reflects the upcoming structural change to the Fund and the Global Equity Long/Short Master Fund (“Master Fund”). In an effort to streamline administrative and operational processes and reduce expenses, the assets of the Master Fund will be transferred to the Fund as of July 1, 2014, the same date of the Prospectus.  Currently, the Fund acts as a feeder and invests all of its assets into the Master Fund.  As of July 1, 2014, the Fund will become a stand-alone entity and will invest its assets directly into underlying funds and securities, while the Master Fund will cease to exist.  The Morgan Creek Opportunity Fund, Ltd. will, in turn, invest the majority of its assets in the Fund.  It is important to note that the underlying fund strategy and investment holdings will not change as a result of the transfer. Morgan Creek Capital Management LLC, the adviser to the Fund, expects that the transaction will be tax-free and Fund counsel will issue an opinion to this effect.

Please direct any comments or questions to Bibb L. Strench at (202) 661-7141.

Sincerely,

/s/	Bibb L. Strench
Bibb L. Strench